CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	22,482,509	21,564,820
Ordinary shares, shares outstanding	22,482,509	21,564,820